REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Short-term unbilled receivables included in trade receivables	$ 22,348		$ 20,194
Long-term unbilled receivables included in other long-term assets	5,449		1,000
Deferred revenue, revenue recognized	232,883
Amount of transaction price allocated to remaining performance obligations	$ 1,004,000
Percentage of remaining performance obligation	60.00%
Amortization of deferred contract costs	$ 29,464	$ 25,807
Deferred contract costs included in prepaid expenses and other current assets	429		696
Deferred contract costs included in other long-term assets	$ 174,732		$ 166,733